Member's Deficit - Schedule of Convertible Preferred Units (Details) - EVOLUTION METALS LLC [Member] - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Jul. 31, 2024	Feb. 29, 2024
Convertible Preferred Shares [Line Items]
Convertible preferred units	7,050,000	35,230,022	3,500,000	1,000,000
Gross proceeds	$ 7,050,000	$ 35,230,022
January 2025 [Member]
Convertible Preferred Shares [Line Items]
Convertible preferred units	500,000
Gross proceeds	$ 500,000
February 2025 [Member]
Convertible Preferred Shares [Line Items]
Convertible preferred units	2,700,000
Gross proceeds	$ 2,700,000
March 2025 [Member]
Convertible Preferred Shares [Line Items]
Convertible preferred units	3,850,000
Gross proceeds	$ 3,850,000